GOLDMAN SACHS TRUST II

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated June 16, 2022 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2022

Effective March 7, 2022, Presima Inc. (“Presima”) was no longer an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to Presima as an Underlying Manager in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACSTK 06-22